Equity (Details) - USD ($)		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2045	Mar. 31, 2026	Dec. 31, 2025	Sep. 02, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Common Stock, Voting Rights	one
Common stock, shares issued	6,322,279	6,322,279		6,322,279	10,000,000
Common stock, shares outstanding	6,322,254	6,322,254		6,322,254	10,000,000
Common stock, shares authorized	39,000,000	39,000,000		39,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Warrants expiration term						Jun. 20, 2035
Warrant [Member]
Class of Stock [Line Items]
Common stock, shares authorized						1,000,000
Issuance of shares		796,106
Warrants and rights outstanding	$ 29,357	$ 29,357		$ 183,546
Exercise price per share						$ 0.01
Percentages of warrant issued						33.00%
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued				736,647
Common stock, shares outstanding				736,647
Common stock, shares authorized	1,000,000	1,000,000		1,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	6,322,254	6,322,254	5,521,098	6,322,279
Common stock, shares outstanding	6,322,254	6,322,254	5,521,098	6,322,279
Common stock, shares authorized	39,000,000	39,000,000		39,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001